Leases - Schedule Of Assets And Liabilities Lessee (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities, Lessee [Abstract]
Operating lease ROU assets		$ 313	$ 358
Current operating lease liabilities		104	104
Non-current operating lease liabilities		243	262
Total operating lease liabilities	$ 341	$ 347	$ 366